Leases - Summary of minimum lease payments in future periods (Detail)	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Current lease liabilities	$ (46,232)
Non current lease liabilities	10,603
Related Party And Non Related Party [Member]
Lessee, Lease, Description [Line Items]
Twelve months ending December 31, 2024	189,368
Twelve months ending December 31, 2025	156,219
Twelve months ending December 31, 2026	149,502
Twelve months ending December 31, 2027	66,297
Twelve months ending December 31, 2028
Total lease payments	561,386
Less: discount	(42,007)
Present value of lease liabilities	519,379
Current lease liabilities	(169,326)
Non current lease liabilities	$ 350,053